Exhibit 99.1

World Omni Auto Receivables Trust 2021-C
Monthly Servicer Certificate
September 30, 2022

Dates Covered
Collections Period	09/01/22 - 09/30/22
Interest Accrual Period	09/15/22 - 10/16/22
30/360 Days	30
Actual/360 Days	32
Distribution Date	10/17/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/22	692,295,477.12	35,758
Yield Supplement Overcollateralization Amount 08/31/22	16,229,540.32	0
Receivables Balance 08/31/22	708,525,017.44	35,758
Principal Payments	27,602,448.38	807
Defaulted Receivables	714,527.56	31
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/22	15,310,439.65	0
Pool Balance at 09/30/22	664,897,601.85	34,920

Pool Statistics	$ Amount	# of Accounts
Pool Factor	56.55%
Prepayment ABS Speed	1.48%
Aggregate Starting Principal Balance	1,202,898,752.29	49,569

Delinquent Receivables:
Past Due 31-60 days	7,165,391.57	310
Past Due 61-90 days	2,170,181.70	89
Past Due 91-120 days	511,222.63	25
Past Due 121+ days	0.00	0
Total	9,846,795.90	424

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.45%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.39%
Delinquency Trigger Occurred	NO

Recoveries	507,171.15
Aggregate Net Losses/(Gains) - September 2022	207,356.41
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.35%
Prior Net Losses/(Gains) Ratio	0.66%
Second Prior Net Losses/(Gains) Ratio	0.25%
Third Prior Net Losses Ratio/(Gains)	0.40%
Four Month Average	0.42%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.22%

Overcollateralization Target Amount	7,646,322.42
Actual Overcollateralization	7,646,322.42
Weighted Average Contract Rate	3.82%
Weighted Average Contract Rate, Yield Adjusted	5.14%
Weighted Average Remaining Term	48.91

Flow of Funds	$ Amount
Collections	30,372,403.34
Investment Earnings on Cash Accounts	7,339.14
Servicing Fee	(590,437.51)
Transfer to Collection Account	-
Available Funds	29,789,304.97

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	221,476.24
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	24,563.00
(5) Noteholders' Second Priority Principal Distributable Amount	1,886,477.28
(6) Class C Interest	15,502.50
(7) Noteholders' Third Priority Principal Distributable Amount	17,550,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	7,646,322.42
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,444,963.53

Total Distributions of Available Funds	29,789,304.97

Servicing Fee	590,437.51
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,114,250,000.00
Original Class B	35,090,000.00
Original Class C	17,550,000.00

Total Class A, B, & C
Note Balance @ 09/15/22	684,334,079.13
Principal Paid	27,082,799.70
Note Balance @ 10/17/22	657,251,279.43

Class A-1
Note Balance @ 09/15/22	0.00
Principal Paid	0.00
Note Balance @ 10/17/22	0.00
Note Factor @ 10/17/22	0.0000000%

Class A-2
Note Balance @ 09/15/22	146,454,079.13
Principal Paid	27,082,799.70
Note Balance @ 10/17/22	119,371,279.43
Note Factor @ 10/17/22	31.0047218%

Class A-3
Note Balance @ 09/15/22	385,010,000.00
Principal Paid	0.00
Note Balance @ 10/17/22	385,010,000.00
Note Factor @ 10/17/22	100.0000000%

Class A-4
Note Balance @ 09/15/22	100,230,000.00
Principal Paid	0.00
Note Balance @ 10/17/22	100,230,000.00
Note Factor @ 10/17/22	100.0000000%

Class B
Note Balance @ 09/15/22	35,090,000.00
Principal Paid	0.00
Note Balance @ 10/17/22	35,090,000.00
Note Factor @ 10/17/22	100.0000000%

Class C
Note Balance @ 09/15/22	17,550,000.00
Principal Paid	0.00
Note Balance @ 10/17/22	17,550,000.00
Note Factor @ 10/17/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	261,541.74
Total Principal Paid	27,082,799.70
Total Paid	27,344,341.44

Class A-1
Coupon	0.11273%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.22000%
Interest Paid	26,849.91
Principal Paid	27,082,799.70
Total Paid to A-2 Holders	27,109,649.61

Class A-3
Coupon	0.44000%
Interest Paid	141,170.33
Principal Paid	0.00
Total Paid to A-3 Holders	141,170.33

Class A-4
Coupon	0.64000%
Interest Paid	53,456.00
Principal Paid	0.00
Total Paid to A-4 Holders	53,456.00

Class B
Coupon	0.84000%
Interest Paid	24,563.00
Principal Paid	0.00
Total Paid to B Holders	24,563.00

Class C
Coupon	1.06000%
Interest Paid	15,502.50
Principal Paid	0.00
Total Paid to C Holders	15,502.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.2241357
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	23.2093854
Total Distribution Amount	23.4335211

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0697382
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	70.3431072
Total A-2 Distribution Amount	70.4128454

A-3 Interest Distribution Amount	0.3666667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.3666667

A-4 Interest Distribution Amount	0.5333333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.5333333

B Interest Distribution Amount	0.7000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.7000000

C Interest Distribution Amount	0.8833333
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.8833333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	69.66
Noteholders' Third Priority Principal Distributable Amount	648.01
Noteholders' Principal Distributable Amount	282.33

Account Balances	$ Amount
Reserve Account
Balance as of 09/15/22	2,924,574.03
Investment Earnings	5,432.33
Investment Earnings Paid	(5,432.33)
Deposit/(Withdrawal)	-
Balance as of 10/17/22	2,924,574.03
Change	-

Required Reserve Amount	2,924,574.03

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$4,460,366.34	$5,020,347.72	$4,904,382.67
Number of Extensions	172	193	182
Ratio of extensions to Beginning of Period Receivables Balance	0.63%	0.68%	0.64%